Intercompany Debt	12 Months Ended
Sep. 30, 2011
Debt Disclosure [Abstract]
Intercompany Debt

Note 12 —	Intercompany Debt
 On August 4, 2008, in conjunction with the acquisition of Post, Ralcorp assumed ownership of Fixed Rate Notes maturing 2018, Floating Rate Notes maturing 2018 and Fixed Rate Notes maturing 2020, and term loans. The 2018 Fixed Rate Notes comprises $577.5 of 7.29% notes due August 15, 2018. The 2018 Floating Rate Notes total $20.0 and incur interest at a rate of 3-month LIBOR plus 2.54%, adjusted quarterly, and mature on August 15, 2018. The 2020 Fixed Rate Notes comprises $67.0 of 7.39% notes due August 15, 2020. The term loans totaled $300.0 and matured on August 3, 2009. Though Ralcorp is the legal entity obligated to repay all of the assumed debt, these debt instruments and related interest expense and interest payments have been reported in the financial statements of Post. Post Foods LLC, along with certain other subsidiaries of Ralcorp, is a guarantor of Ralcorp's debt and that debt is collateralized in part by a pledge of 65% of the stock of Post Foods Canada Corp.
 On August 4, 2008, Post Foods Canada Corp. issued a promissory note payable to RAH Canada Limited Partnership (see Note 18) with a principal amount of $52.0. The note incurs interest at 7.50%, payable quarterly, and has no maturity date.
 On September 28, 2011, Post Foods Canada Corp. issued a promissory note payable to RH Financial Corporation with a principal amount of $68.0. The note incurs interest at 1.00%, payable monthly, and matures on September 28, 2012.
 The outstanding balances and related interest rates are summarized in the following table.

	September 30, 2011		September 30, 2010
	Balance Outstanding	Interest Rate	Balance Outstanding	Interest Rate
Fixed Rate Senior Notes maturing 2018	$577.5	7.29%	$577.5	7.29%
Floating Rate Senior Notes maturing 2018	20.0	2.83%	20.0	2.98%
Fixed Rate Senior Notes maturing 2020	67.0	7.39%	67.0	7.39%
Note Payable to RAH Canada L.P.	52.0	7.50%	52.0	7.50%
Note Payable to RH Financial Corporation	68.0	1.00%	—	—
	$784.5		$716.5
Less: Current Portion	(68.0)		—
	$716.5		$716.5